Associates and joint ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	£ 74	£ 31	£ 13
Other comprehensive income	(1,567)	254	713
Sales to associates and joint ventures	3	43	41
Deferred Tax Credit	4,096	3,887
Share of after tax profits and losses of associates and joint ventures	74	31	£ 13
Innoviva Inc [member]
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	79
Other comprehensive income	0
Deferred Tax Credit		£ 163
Share of after tax profits and losses of associates and joint ventures	79
Innoviva Inc [member] | Associates [member]
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	51
Share of after tax profits and losses of associates and joint ventures	£ 51